Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Stock Awards

The Company recorded stock-based compensation expense in the following categories on the accompanying condensed consolidated statements of operations for the periods presented (in thousands):

	Three Months Ended March 31,
	2026	2025
Cost of revenue	$15	$3
General and administrative	326	201
Sales and marketing	54	1
Research and development	36	3
	$431	$208

The following table summarizes activity for time-based RSUs for the year ended December 31, 2025:

		Weighted
	Number of	Average Grant
	Awards	Date Fair Value
Unvested at December 31, 2024	1,067,125	$0.52
Granted	2,566,043	1.33
Vested	(1,239,078)	0.84
Cancelled	(59,650)	0.43
Unvested at December 31, 2025	2,334,440	$1.24

Schedule of Stock Options Granted
December 31, 2024
Risk-free interest rate	4.5%
Expected dividend yield	0.0%
Expected term in years	2.50
Expected volatility	64.5%

Schedule of Stock-based Compensation Expense

The Company recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the periods presented (in thousands):

	Year Ended December 31,
	2025	2024
Cost of revenue	$55	$17
General and administrative	1,787	585
Sales and marketing	75	6
Research and development	115	20
Total stock-based compensation expense	$2,032	$628